Financial Risk Management Objectives - Summary of Capital Management (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Interest bearing loans and borrowings	$ 13,781	$ 11,356
Trade and other payables	27,370	16,879
Less: cash and cash equivalents	(52,237)	(53,673)	$ (60,778)	$ (46,093)
Net debt	(11,086)	(25,438)
Total equity	234,875	228,435	$ 221,816	$ 222,733
Capital and net debt	$ 223,789	$ 202,997
Gearing ratio	0.00%	0.00%